Interest rate hedge agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate hedge agreements
The percentage of effectiveness of interest rate hedge agreements	100.00%	100.00%	100.00%
Cash flow hedges
Interest rate hedge agreements
Unrealized loss recognized in other comprehensive loss	(9,630)	(25,393)
Cash flow hedges | Interest rate swaps
Interest rate hedge agreements
Unrealized loss recognized in other comprehensive loss	(9,630)	(25,393)
Cash flow hedges | Interest expense
Interest rate hedge agreements
Loss reclassified from accumulated other comprehensive loss to earnings	21,457	30,629	38,867
Cash flow hedges | Interest expense | Interest rate swaps
Interest rate hedge agreements
Loss reclassified from accumulated other comprehensive loss to earnings	21,457	30,629	38,867